SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31,
	2023	2024
	RMB	RMB
Aggregate cost basis	354,149	—
Gross unrealized holding gain	2,671	—
Aggregate fair value	356,820	—